OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	$ 76,586,583	$ 67,285,793
Other non-current financial assets	169,420,303	93,316,339
Financial assets measured at amortized cost
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	72,481,578	66,190,949
Other non-current financial assets	2,933,957	3,027,052
Financial assets at fair value
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	4,105,005	1,094,844
Other non-current financial assets	144,550,766	78,988,715
Other financial assets
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	$ 21,935,580	$ 11,300,572